Equity (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Equity, beginning balance	71,500,004	71,500,004	71,500,004
Changes in shares	0	0	0
Equity, ending balance	71,500,004	71,500,004	71,500,004
Dividends paid	$ 0	$ 0	$ 0
Dividends declared	$ 0	$ 0	$ 0